Document and Entity Information	Dec. 07, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001657573
Document Type	8-K
Document Period End Date	Dec. 07, 2021
Entity Registrant Name	Xometry, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40546
Entity Tax Identification Number	32-0415449
Entity Address, Address Line One	7529 Standish Place
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Derwood
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20855
City Area Code	240
Local Phone Number	335-7914
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.000001 par value per share
Trading Symbol	XMTR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false